AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 91.0%
Alabama – 3.8%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$2,250	$2,371,621
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2022-E 5.00%, 05/01/2053	1,000	1,043,357
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	2,750	2,928,490
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,100	1,099,188
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2040	250	262,142
5.25%, 10/01/2044	100	101,648
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054	1,460	1,567,423
Lauderdale County Agriculture Center Authority (Lauderdale County Agriculture Center Authority Spl Tax) Series 2024 5.00%, 07/01/2041	1,000	1,020,840
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	200	212,864
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	500	513,557
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	400	413,655
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	750	799,647

		12,334,432

Arizona – 2.3%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,000	977,935
Series 2024 5.00%, 11/01/2044	150	145,732
5.00%, 11/01/2049	1,000	952,119

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(a)	$1,000	$968,755
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	305,747
5.00%, 09/01/2052	1,000	1,019,298
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing) Series 2018-A 5.00%, 07/01/2037	1,000	1,003,411
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	400	400,213
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	250	225,407
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,500	1,567,679

		7,566,296

California – 8.1%
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	250	264,916
Series 2024 5.00%, 08/01/2055	3,200	3,399,591
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	750	781,999
Series 2025-A 5.00%, 01/01/2056	1,000	1,033,233
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	200	210,281
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	500	543,513
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	750	806,670
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	76,871

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.25%, 12/01/2044	$1,000	$985,800
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	1,100	1,010,892
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	500	524,638
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(a)	1,000	977,499
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	1,000	1,018,143
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 5.50%, 05/15/2038	2,000	2,131,942
Series 2025 5.25%, 05/15/2045	500	512,980
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	64,881
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	455	42,224
Series 2022 5.00%, 06/01/2051	460	438,688
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-C 5.00%, 07/01/2041	500	517,743
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-B 5.00%, 07/01/2036	3,100	3,107,737
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-C 7.00%, 11/01/2034	1,000	1,194,688

	Principal Amount (000)		U.S. $ Value

San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District) Series 2017 4.00%, 08/01/2037	$	300	$300,331
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044		1,000	999,761
Series 2024 5.00%, 05/01/2034		500	545,331
5.25%, 05/01/2042		1,250	1,290,309
San Francisco Intl Airport (SFO Fuel Co. LLC) Series 2019 5.00%, 01/01/2047		1,000	983,454
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2034		1,000	1,109,456
5.00%, 07/01/2040		1,000	1,042,803
State of California (State of California) Series 2024 5.00%, 08/01/2044		200	210,186

			26,126,560

Colorado – 2.5%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2047		1,000	986,997
Series 2022-D 5.75%, 11/15/2045		1,315	1,377,210
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031		305	319,129
5.00%, 12/01/2034		400	433,640
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools)
Series 2024 5.50%, 04/01/2044(a)		100	95,435
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042		250	207,887
Regional Transportation District (Regional Transportation District COP) Series 2025 5.00%, 06/01/2038		1,500	1,635,451
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064		3,000	3,102,127

			8,157,876

	Principal Amount (000)		U.S. $ Value

Connecticut – 0.4%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.375%, 10/01/2045	$	300	$299,482
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2018-B 5.00%, 10/01/2025		1,000	1,001,985

			1,301,467

District of Columbia – 2.1%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)		1,000	1,005,060
District of Columbia (KIPP DC Obligated Group) Series 2017-B 5.00%, 07/01/2037		200	202,478
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2044		1,000	1,031,430
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2020-A 5.00%, 10/01/2033		250	264,387
Series 2022-A 5.00%, 10/01/2031		345	377,994
Series 2023-A 5.00%, 10/01/2035		1,000	1,058,231
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2010-B 6.50%, 10/01/2044(b)		1,000	1,047,763
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Prerefunded - US Treasuries) AG Series 2009 6.50%, 10/01/2041(b)		1,275	1,328,249
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045		400	403,130

			6,718,722

	Principal Amount (000)	U.S. $ Value

Florida – 6.0%
Brevard County Health Facilities Authority (Health First Obligated Group) Series 2022 5.00%, 04/01/2042	$1,350	$1,359,869
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	150	151,533
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 5.00%, 06/01/2058(a)	1,000	895,258
5.25%, 06/01/2044(a)	500	486,226
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(a)	1,150	959,465
Central Florida Tourism Oversight District (Central Florida Tourism Oversight District) Series 2024-A 5.00%, 06/01/2044	1,000	1,031,052
City of Tampa FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2020 4.00%, 07/01/2038	375	350,677
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	100	92,853
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2044	1,000	1,021,582
County of Miami-Dade FL (County of Miami-Dade FL) Series 2024 5.00%, 04/01/2046	1,000	1,018,301
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	1,005	1,094,352
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2035	1,035	1,098,323
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2042	300	308,942
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	350	335,092

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	$250	$248,547
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	1,000	932,517
Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 5.00%, 10/01/2036	155	157,611
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a) (c)	1,000	1,004,323
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2034	500	548,474
5.25%, 10/01/2040	1,095	1,157,440
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2044	300	307,578
Mid-Bay Bridge Authority (Prerefunded - US Treasuries) Series 2015-A 5.00%, 10/01/2035	1,000	1,001,764
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	500	507,370
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2024 5.25%, 10/01/2048	255	244,138
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2036	700	724,297
Series 2025 5.00%, 11/01/2043	1,000	978,323
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	1,000	1,015,514
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.20%, 05/01/2039(a)	250	233,453

		19,264,874

	Principal Amount (000)	U.S. $ Value

Georgia – 4.2%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-A 5.00%, 07/01/2047	$1,310	$1,323,656
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2043	1,140	1,145,870
5.25%, 10/01/2054	1,050	1,050,711
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,555	1,628,757
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	997,835
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2024-B 5.00%, 12/01/2054	2,000	2,146,408
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,000	1,065,496
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	700	681,441
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	2,000	2,239,394
Savannah Economic Development Authority (SSU Community Development I) Series 2021 4.00%, 06/15/2038	1,000	969,384
Savannah Hospital Authority (St. Joseph’s/Candler Health System Obligated Group) Series 2019 4.00%, 07/01/2039	500	463,900

		13,712,852

Guam – 0.8%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.25%, 10/01/2040	385	395,557
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2039	270	278,244

	Principal Amount (000)	U.S. $ Value

Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2033	$1,000	$1,020,807
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	887,177

		2,581,785

Hawaii – 0.7%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	250	170,295
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,000	984,533
Series 2025-C 5.00%, 07/01/2041	1,000	1,016,723

		2,171,551

Illinois – 6.4%
Chicago Board of Education (Chicago Board of Education)
Series 2017-A 7.00%, 12/01/2046(a)	1,000	1,024,360
Series 2021-A 5.00%, 12/01/2036	120	119,055
Series 2023-A 5.00%, 12/01/2034	100	101,586
6.00%, 12/01/2049	1,300	1,324,284
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2034	1,000	1,075,448
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.00%, 01/01/2036	500	528,809
Series 2024-C 5.00%, 01/01/2034	1,000	1,085,064
5.25%, 01/01/2042	250	258,557
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	1,535	1,512,391
City of Chicago IL (City of Chicago IL) Series 2024-B 5.00%, 01/01/2034	1,000	1,055,586
Series 2025-B 5.50%, 01/01/2040	1,000	1,032,047

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Advocate Aurora Health Obligated Group) Series 2014 4.00%, 08/01/2038	$1,000	$929,611
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	100	96,069
Series 2025 4.80%, 12/01/2043(a)	1,000	1,000,686
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2017-A 5.00%, 01/01/2042	2,245	2,252,874
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority)
Series 2017 0.00%, 12/15/2042(b)	100	70,207
Series 2020 5.00%, 06/15/2050	1,000	957,008
Series 2022 4.00%, 12/15/2042	1,000	890,405
NATL Series 2002
Zero Coupon, 06/15/2035	150	100,537
State of Illinois (State of Illinois)
Series 2020 5.50%, 05/01/2039	1,085	1,130,484
Series 2020-B 4.00%, 10/01/2033	100	101,014
Series 2023-B 5.50%, 05/01/2047	1,000	1,019,133
Series 2024 5.00%, 02/01/2039	1,000	1,040,664
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue)
Series 2025 5.00%, 06/15/2041	1,000	1,035,342
Series 2025-B 5.00%, 06/15/2040	1,000	1,047,371

		20,788,592

Indiana – 1.6%
City of Valparaiso IN (Pratt Paper IN LLC)
Series 2024 4.875%, 01/01/2044(a)	100	94,682
City of Whiting IN (BP PLC)
Series 2025 4.20%, 06/01/2044	1,000	1,006,695
Hancock County Redevelopment Authority (County of Hancock IN Mt Comfort North Allocation Area No. 1 Lease)
Series 2025 5.00%, 08/15/2036	1,150	1,257,734

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	$100	$99,091
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,000	876,737
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel)
Series 2023 6.00%, 03/01/2053	150	152,410
Series 2023-F 7.75%, 03/01/2067	100	107,817
BAM Series 2023 5.25%, 03/01/2067	1,600	1,616,648

		5,211,814

Iowa – 0.0%
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority)
Series 2021-B
Zero Coupon, 06/01/2065	965	133,446

Kentucky – 2.0%
Kenton County Airport Board (Kenton County Airport Board)
Series 2024-A 5.00%, 01/01/2033	1,885	2,049,235
5.00%, 01/01/2035	1,095	1,178,323
5.25%, 01/01/2044	350	357,038
Kentucky Public Energy Authority (BP PLC)
Series 2024-B 5.00%, 01/01/2055	1,155	1,230,772
Kentucky Public Energy Authority (Goldman Sachs Group)
Series 2024-A 5.00%, 05/01/2055	500	528,527
Kentucky Public Energy Authority (Morgan Stanley)
Series 2023-A 5.25%, 04/01/2054	200	215,397
Series 2025-A 5.25%, 06/01/2055	1,000	1,064,725

		6,624,017

Louisiana – 1.2%
City of New Orleans LA (City of New Orleans LA)
Series 2024-A 5.00%, 12/01/2041	1,000	1,021,896
Louisiana Public Facilities Authority (Calcasieu Bridge Partners)
Series 2024 5.50%, 09/01/2054	100	98,160
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2040	1,000	1,051,684
5.25%, 01/01/2045	1,000	1,018,192

	Principal Amount (000)	U.S. $ Value

Parish of St. John the Baptist LA ( Marathon Oil Corp.)
Series 2024 3.30%, 06/01/2037	$500	$504,336
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue)
Series 2024-A 5.00%, 05/01/2039	200	213,769

		3,908,037

Maine – 0.8%
Finance Authority of Maine (Casella Waste Systems)
Series 2024 4.625%, 12/01/2047(a)	1,000	969,090
Maine Governmental Facilities Authority (State of Maine Lease)
Series 2025-A 5.25%, 10/01/2044	1,460	1,514,867

		2,483,957

Maryland – 1.1%
Maryland Economic Development Corp. (Purple Line Transit Partners)
Series 2022 5.25%, 06/30/2047	1,070	1,035,112
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program)
Series 2018 5.00%, 05/01/2036	445	460,802
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport)
Series 2021 5.00%, 08/01/2046	1,000	982,676
State of Maryland Department of Transportation (Maryland Aviation Administration)
AG Series 2024 5.25%, 08/01/2043	1,000	1,030,236

		3,508,826

Massachusetts – 4.8%
City of Quincy MA (City of Quincy MA)
Series 2022-B 5.00%, 07/01/2047	1,000	1,019,812
Series 2025 5.00%, 07/24/2026	1,000	1,022,352
Commonwealth of Massachusetts (Commonwealth of Massachusetts)
Series 2025-A 5.00%, 04/01/2044	1,000	1,039,998
5.00%, 04/01/2045	2,500	2,588,551

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue)
Series 2023-A 5.25%, 07/01/2048	$1,000	$1,033,229
Series 2025-B 5.25%, 07/01/2055	1,000	1,037,220
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group)
Series 2015-D 5.00%, 07/01/2044	500	467,061
Massachusetts Development Finance Agency (Emerson College)
Series 2017-A 5.00%, 01/01/2040	500	499,292
Series 2025 5.25%, 01/01/2043	460	459,293
Massachusetts Development Finance Agency (Lifespan Obligated Group)
Series 2025 5.50%, 08/15/2050	1,000	1,003,557
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2025 5.00%, 07/01/2045	1,000	990,427
Massachusetts Port Authority (Massachusetts Port Authority)
Series 2021-E 5.00%, 07/01/2038	975	1,008,761
5.00%, 07/01/2046	1,500	1,485,200
University of Massachusetts Building Authority (University of Massachusetts)
Series 2017-1 5.25%, 11/01/2042	2,000	2,029,009

		15,683,762

Michigan – 1.4%
City of Detroit MI (City of Detroit MI)
Series 2023-C 6.00%, 05/01/2043	1,000	1,067,336
Michigan State Hospital Finance Authority (Corewell Health Obligated Group)
Series 2025-A 5.00%, 08/15/2046	2,500	2,541,153
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
AG Series 2018 4.50%, 06/30/2048	1,000	890,459

		4,498,948

Minnesota – 0.7%
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2025 5.00%, 11/01/2044	160	160,494

	Principal Amount (000)	U.S. $ Value

City of St. Cloud MN (CentraCare Health System Obligated Group)
Series 2024 5.00%, 05/01/2035	$1,000	$1,104,032
5.00%, 05/01/2042	500	511,308
City of Woodbury MN (Math & Science Academy/MN)
Series 2025 5.50%, 06/01/2055(a)	500	448,464

		2,224,298

Mississippi – 0.5%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group)
Series 2025 5.00%, 07/01/2034	715	775,162
5.50%, 07/01/2050	900	910,638

		1,685,800

Nebraska – 0.7%
Central Plains Energy Project (Bank of Montreal)
Series 2023-A 5.00%, 05/01/2054	1,000	1,058,525
Central Plains Energy Project (Royal Bank of Canada)
Series 2025-A 5.00%, 08/01/2055	1,000	1,067,323

		2,125,848

Nevada – 0.2%
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority)
Series 2024 5.25%, 07/01/2044	300	302,267
State of Nevada Department of Business & Industry (Desertxpress Enterprises)
Series 2025 9.50%, 01/01/2065(a)	200	183,800
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority)
Series 2020 5.00%, 07/01/2035	235	244,642

		730,709

New Hampshire – 2.2%
New Hampshire Business Finance Authority (ARC70 2025-1)
Series 2025-1, Class A1 4.75%, 06/20/2041	1,000	998,762
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158)
Series 2024 5.375%, 12/15/2035(a)	100	98,154

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4)
Series 2025 5.50%, 12/01/2030(a)	$100	$100,979
New Hampshire Business Finance Authority (NFA 2024-2)
Series 2024-2, Class A 3.625%, 08/20/2039	99	91,070
New Hampshire Business Finance Authority (NFA 2025-1)
Series 2025 5.75%, 04/28/2042	1,000	1,012,530
5.875%, 12/15/2033(a)	1,000	1,003,907
New Hampshire Business Finance Authority (NFA 2025-2)
Series 2025-2, Class A1 4.216%, 11/20/2042	1,000	925,284
New Hampshire Business Finance Authority (Novant Health Obligated Group)
Series 2025 5.25%, 06/01/2045	1,000	1,010,658
New Hampshire Business Finance Authority (Tamarron Project)
Series 2024 5.25%, 12/01/2035(a)	944	943,557
New Hampshire Business Finance Authority (University of Nevada Reno)
BAM Series 2023 4.50%, 06/01/2053	960	884,751

		7,069,652

New Jersey – 2.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
AG Series 2006-C
Zero Coupon, 12/15/2033	100	74,510
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease)
Series 2022 4.00%, 06/15/2039	1,390	1,315,780
Series 2023-A 4.25%, 06/15/2044	1,000	908,475
Series 2023-B 5.25%, 06/15/2050	1,950	1,988,648
Series 2024-A 4.00%, 06/15/2042	1,200	1,076,674
New Jersey Turnpike Authority (New Jersey Turnpike Authority)
Series 2024-A 5.00%, 01/01/2033	2,015	2,272,848
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ)
Series 2018-B 5.00%, 06/01/2046	940	903,414

		8,540,349

	Principal Amount (000)	U.S. $ Value

New York – 9.3%
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.00%, 07/01/2032	$555	$596,521
City of New York NY (City of New York NY) Series 2025-A 5.00%, 08/01/2035	1,000	1,122,609
Series 2025-E 5.00%, 08/01/2041	1,000	1,049,033
Empire State Development Corp. (New York State Sales Tax) Series 2024-A 5.00%, 03/15/2047	1,000	1,017,519
Empire State Development Corp. (State of New York Pers Income Tax) Series 2020-A 4.00%, 03/15/2038	1,000	982,714
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2049	1,000	1,008,497
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	425	313,311
Series 2020-C 4.75%, 11/15/2045	400	382,956
Series 2024-A 5.25%, 11/15/2049	1,060	1,070,977
Series 2024-B 5.00%, 11/15/2039	330	343,823
Series 2025 5.25%, 11/15/2045	1,895	1,931,000
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	150	132,761
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2045	1,000	894,650
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	1,030	1,119,707
Series 2025 5.00%, 05/01/2046	1,000	1,015,507
Series 2025-H 5.25%, 11/01/2045	1,000	1,046,177
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2007 5.50%, 10/01/2037	1,000	1,137,622

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-A 5.00%, 03/15/2039	$2,225	$2,375,685
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2023 5.625%, 04/01/2040	500	515,064
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2041	1,000	992,901
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	500	485,826
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 6.00%, 06/30/2054	120	121,875
Series 2025 6.00%, 06/30/2059	1,000	1,023,279
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	250	236,498
5.25%, 01/01/2050	100	95,079
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,054,670
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2020-2 4.00%, 07/15/2037	900	875,605
Series 2022 5.25%, 08/01/2041	855	889,903
5.25%, 08/01/2047	1,285	1,299,419
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	100	100,002
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2046	500	507,733
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	1,000	1,062,819
5.00%, 03/01/2028	1,000	1,066,965
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.00%, 05/15/2054	1,065	1,077,690

	Principal Amount (000)	U.S. $ Value

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2030	$1,000	$1,091,102

		30,037,499

North Carolina – 1.4%
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	1,140	1,151,861
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2042	1,000	1,021,820
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.75%, 02/01/2050	1,000	1,041,464
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2015-A 5.00%, 05/01/2029	1,225	1,226,529

		4,441,674

Ohio – 2.3%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	1,000	807,729
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2042	1,800	1,849,331
5.50%, 01/01/2050	1,955	2,000,238
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	100	72,015
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,062,974
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2034	1,140	1,193,529
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2042	400	399,286

		7,385,102

Oklahoma – 1.3%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	1,000	1,028,975

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.00%, 01/01/2040(c)	$1,000	$1,072,617
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	1,000	1,083,326
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	890	909,702

		4,094,620

Oregon – 0.1%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	425,236

Pennsylvania – 3.5%
Adams County General Authority (Gettysburg College) Series 2025 5.00%, 08/15/2043	660	660,748
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	100	80,965
5.00%, 07/01/2030	100	106,380
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2015-B 5.00%, 07/01/2032	1,000	1,001,507
AG Series 2024-C 5.25%, 09/01/2049	1,000	1,033,588
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2023 5.00%, 09/01/2025	1,000	1,000,000
Series 2024 4.00%, 08/15/2043	200	182,433
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2039	300	309,159
6.00%, 06/30/2061	1,000	1,027,915
Pennsylvania Economic Development Financing Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2051(a)	100	101,748

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a) (c)	$250	$247,004
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) AG Series 2024 5.25%, 11/01/2048	1,250	1,272,716
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2024 5.00%, 08/01/2030	1,000	1,104,760
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2017-A 5.00%, 09/01/2025	1,000	1,000,000
AG Series 2019-A 5.00%, 09/01/2044	1,000	1,011,987
Pocono Mountains Industrial Park Authority (St. Luke’s Hospital Obligated Group) Series 2015 5.00%, 08/15/2040	1,140	1,140,089

		11,280,999

Puerto Rico – 0.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	166	103,986
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2008-W 5.50%, 07/01/2021(d) (e)	1,050	694,312
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	109,974
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058	100	91,448

		999,720

South Carolina – 2.2%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.50%, 11/15/2044	395	386,331
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	1,000	971,699

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.00%, 11/01/2038	$1,000	$1,056,296
5.25%, 11/01/2044	2,095	2,151,603
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2021-A 4.00%, 12/01/2035	1,000	997,225
Series 2025-A 5.00%, 12/01/2043	1,000	1,020,943
Series 2025-B 5.00%, 12/01/2044	500	507,602

		7,091,699

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	505	475,560
Series 2016-B Zero Coupon, 12/01/2031(a)	100	70,405
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 4.00%, 01/01/2044	1,500	1,365,408
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2041	465	487,486
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	100	89,991
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	1,000	1,059,656

		3,548,506

Texas – 4.7%
Aledo Independent School District (Aledo Independent School District) Series 2023 5.00%, 02/15/2042	1,000	1,035,256
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 5.00%, 06/15/2064(a)	1,000	848,709
Series 2025 5.00%, 06/15/2030(a) (c)	1,000	1,056,536

	Principal Amount (000)	U.S. $ Value

Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	$1,000	$1,042,757
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-C 5.00%, 08/15/2038	100	106,164
City of Dallas TX (City of Dallas TX) Series 2024-C 5.00%, 02/15/2032	1,000	1,118,774
City of Georgetown TX Utility System Revenue (City of Georgetown TX Utility System Revenue) BAM Series 2024 5.00%, 08/15/2044	1,535	1,565,490
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.00%, 07/01/2038	500	516,345
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	1,000	1,047,919
5.50%, 07/15/2036	1,000	1,056,747
5.50%, 07/15/2038	1,000	1,043,664
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2037	1,250	1,310,151
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B 5.00%, 12/01/2036	300	304,791
Lower Colorado River Authority (Lower Colorado River Authority) AG Series 2022 5.00%, 05/15/2034	1,000	1,084,545
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	1,000	893,649
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.125%, 01/01/2044(a)	100	90,731
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.939% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(f)	715	717,763

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	$200	$218,729
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058	100	93,006

		15,151,726

Utah – 0.9%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.50%, 07/01/2053	2,000	2,049,848
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	500	512,982
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	200	197,652

		2,760,482

Virginia – 1.2%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	917,757
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	1,000	993,231
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	100	107,780
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 07/01/2041	1,000	885,040
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	1,000	906,204

		3,810,012

Washington – 3.0%
City of Federal Way WA (City of Federal Way WA) Series 2024 5.00%, 12/01/2049	1,000	1,020,602

	Principal Amount (000)	U.S. $ Value
King & Snohomish Counties School District No. 417 Northshore (King & Snohomish Counties School District No. 417 Northshore) Series 2024 5.00%, 12/01/2040	$100	$106,433
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	1,000	986,232
Series 2024 5.25%, 07/01/2049	1,000	1,014,319
Series 2025-B 5.00%, 10/01/2039	1,555	1,623,164
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,000	1,944,658
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2045	1,000	985,122
Series 2025 4.00%, 03/01/2041	1,000	921,101
Washington State Housing Finance Commission (Washington State Housing Finance Commission) Series 2025-2 4.078%, 11/20/2041	1,000	917,896
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	298	279,921

		9,799,448

West Virginia – 0.3%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 5.00%, 06/01/2041	1,000	1,027,991

Wisconsin – 2.3%
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	95	95,313
Series 2025 6.375%, 07/01/2045	1,000	1,017,403
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	150	152,329
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	100	45,024

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(a)	$500	$424,041
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	1,000	290,259
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	984,032
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	1,000	940,753
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	100	97,632
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	1,875	1,836,174
6.50%, 06/30/2060	1,000	1,057,154
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2045	500	476,628

		7,416,742

Total Long-Term Municipal Bonds (cost $299,499,895)		294,425,926

Short-Term Municipal Notes – 8.2%
Arizona – 0.2%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 3.95%, 01/01/2046(g)	335	335,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 3.90%, 02/01/2048(g)	260	260,000

		595,000

California – 0.3%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	1,000	1,024,091

	Principal Amount (000)	U.S. $ Value

Colorado – 0.8%
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 3.90%, 07/01/2041(g)	$1,000	$1,000,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 3.95%, 01/01/2039(g)	350	350,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	1,150	1,173,853

		2,523,853

Florida – 0.3%
School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2025 4.00%, 01/07/2026(c)	1,000	1,004,628

Idaho – 0.4%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.85%, 03/01/2048(g)	1,370	1,370,000

Illinois – 0.2%
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2023 3.75%, 08/01/2043(g)	655	655,000

Maryland – 0.6%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System Obligated Group) Series 2024 3.85%, 06/01/2046(g)	450	450,000
3.85%, 06/01/2048(g)	810	810,000
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 3.90%, 07/01/2041(g)	600	600,000

		1,860,000

Michigan – 0.2%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.95%, 06/01/2034(g)	700	700,000

	Principal Amount (000)	U.S. $ Value

New Jersey – 0.3%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	$1,000	$1,007,325

New York – 2.3%
City of New York NY (City of New York NY) Series 2008-L 3.85%, 04/01/2038(g)	3,725	3,725,000
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 3.90%, 11/01/2031(g)	570	570,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	1,000	1,007,111
4.00%, 08/21/2026	1,120	1,135,483
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 3.71% (MUNIPSA + 0.98%), 05/01/2026(f)	1,000	1,000,000

		7,437,594

North Carolina – 0.2%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 3.90%, 01/15/2044(g)	570	570,000

Ohio – 1.0%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.85%, 11/15/2045(g)	3,280	3,280,000

Pennsylvania – 0.1%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 3.90%, 09/01/2059(g)	500	500,000

South Carolina – 0.6%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026(c)	1,000	1,018,025
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	1,000	1,022,852

		2,040,877

	Principal Amount (000)	U.S. $ Value

Virginia – 0.3%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	$1,000	$1,020,759

West Virginia – 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 2.73%, 06/01/2034(g)	600	600,000

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 3.90%, 12/01/2033(g)	500	500,000

Total Short-Term Municipal Notes (cost $26,675,236)		26,689,127

Total Municipal Obligations (cost $326,175,131)		321,115,053

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024-ML21, Class AUS 4.615%, 08/25/2041 (cost $100,197)	99	100,698

	Shares

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(h) (i) (j) (cost $3,407,409)	3,407,409	3,407,409

Total Investments – 100.3% (cost $329,682,737)(k)		324,623,160
Other assets less liabilities – (0.3)%		(889,052)

Net Assets – 100.0%		$323,734,108

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.21%	USD	550	$(45,282)	$(22,329)	$(22,953)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,290	10/15/2028	CPI#	2.565%	Maturity	$(23,867)	$—	$(23,867)
USD	3,100	10/15/2029	2.569%	CPI#	Maturity	27,676	—	27,676
USD	3,000	10/15/2029	2.485%	CPI#	Maturity	38,907	—	38,907
USD	1,568	10/15/2029	2.516%	CPI#	Maturity	17,994	—	17,994
USD	1,566	10/15/2029	2.451%	CPI#	Maturity	22,852	—	22,852
USD	1,566	10/15/2029	2.499%	CPI#	Maturity	19,254	—	19,254
USD	2,410	10/15/2030	CPI#	2.531%	Maturity	(24,266)	—	(24,266)

						$78,550	$—	$78,550

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,300	10/15/2030	1 Day SOFR	4.082%	Annual	$42,569	$—	$42,569
USD	800	10/15/2030	1 Day SOFR	4.092%	Annual	26,433	—	26,433
USD	1,700	12/03/2031	1 Day SOFR	3.967%	Annual	47,423	—	47,423
USD	1,700	12/03/2031	1 Day SOFR	4.212%	Annual	72,990	—	72,990
USD	1,600	12/03/2031	1 Day SOFR	4.088%	Annual	55,701	—	55,701
USD	1,500	12/03/2031	1 Day SOFR	4.036%	Annual	47,307	—	47,307
USD	1,190	12/03/2031	1 Day SOFR	4.146%	Annual	46,093	19	46,074
USD	700	12/03/2031	1 Day SOFR	3.898%	Annual	15,886	(97)	15,983
USD	390	12/03/2031	1 Day SOFR	4.125%	Annual	14,521	—	14,521
USD	1,950	12/15/2031	1 Day SOFR	4.150%	Annual	75,392	—	75,392
USD	13,100	03/12/2032	1 Day SOFR	3.660%	Annual	126,863	—	126,863
USD	2,980	03/12/2032	1 Day SOFR	3.826%	Annual	58,891	—	58,891
USD	3,460	03/15/2033	1 Day SOFR	3.776%	Annual	49,007	—	49,007
USD	700	08/15/2034	3.314%	1 Day SOFR	Annual	17,496	—	17,496
USD	400	08/15/2034	3.231%	1 Day SOFR	Annual	12,563	—	12,563
USD	200	08/15/2034	3.304%	1 Day SOFR	Annual	5,156	—	5,156
USD	5,700	02/15/2035	3.824%	1 Day SOFR	Annual	(64,709)	—	(64,709)
USD	2,700	02/15/2035	3.843%	1 Day SOFR	Annual	(34,101)	—	(34,101)
USD	2,200	02/15/2035	3.743%	1 Day SOFR	Annual	(9,611)	(377)	(9,234)
USD	1,000	02/15/2035	3.603%	1 Day SOFR	Annual	7,316	(74)	7,390
USD	1,000	02/15/2035	3.747%	1 Day SOFR	Annual	(4,684)	(240)	(4,444)
USD	1,350	03/15/2035	3.870%	1 Day SOFR	Annual	(19,042)	(331)	(18,711)

						$589,460	$(1,100)	$590,560

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $22,994,408 or 7.1% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(c)	When-Issued or delayed delivery security.
(d)	Defaulted matured security.
(e)	Non-income producing security.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,975,242 and gross unrealized depreciation of investments was $(6,388,662), resulting in net unrealized depreciation of $(4,413,420).

As of August 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.1% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$294,425,926	$—	$294,425,926
Short-Term Municipal Notes	—	26,689,127	—	26,689,127
Commercial Mortgage-Backed Securities	—	100,698	—	100,698
Short-Term Investments	3,407,409	—	—	3,407,409

Total Investments in Securities	3,407,409	321,215,751	—	324,623,160
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	126,683	—	126,683
Centrally Cleared Interest Rate Swaps	—	721,607	—	721,607
Liabilities:
Centrally Cleared Credit Default Swaps	—	(45,282)	—	(45,282)
Centrally Cleared Inflation (CPI) Swaps	—	(48,133)	—	(48,133)
Centrally Cleared Interest Rate Swaps	—	(132,147)	—	(132,147)

Total	$3,407,409	$321,838,479	$—	$325,245,888

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$137	$118,616	$115,346	$3,407	$109